SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

4        SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these judgements, assumptions and estimates could result in outcomes that require a material adjustment to the carrying amounts of assets or liabilities affected in future periods.

Judgements

In the process of applying the Group’s accounting policies and preparing the Group’s consolidated financial statements, management has made the following judgements, apart from those involving estimates, which have a significant effect on the amounts recognized in the consolidated financial statements.

(a)	Significant influence over an entity in which the Group holds less than 20% of voting rights

At December 31, 2022, the Group owned a 6.68% equity interest in China Copper Mineral Resources Co.,Ltd. (“China Resources”) (中銅礦產資源有限公司). The Group considers that it has significant influence over Chalco Resources even though it owns less than 20% of the voting rights, on the grounds that the Group can appoint one out of the five directors of the Board of Directors of Chalco Resources, thus have the right to participate in decision making of China Resources.

4        SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (CONTINUED)

Judgements (Continued)

(a)	Significant influence over an entity in which the Group holds less than 20% of voting rights (Continued)

At December 31, 2022, the Group owned a 16% equity interest in Baise New Aluminum Power Co., Ltd. (“New Aluminum Power”) (百色新鋁電力有限公司). The Group considers that the Group has significant influence over New Aluminum Power even though it owns less than 20% of the voting rights, on the grounds that the Group can appoint one out of the nine directors of the Board of Directors of New Aluminum Power, thus have the right to participate in decision making of New Aluminum Power.

At December 31, 2022, the Group owned 14.71% of the voting right of Chinalco Capital Holdings Co., Ltd. (“Chinalco Capital”) (中鋁資本控股有限公司). The Group considers that the Group has significant influence over Chinalco Capital even though it owns less than 20% of the voting rights, on the grounds that the Group can appoint one out of the three directors of the Board of Directors of Chinalco Capital, thus have the right to participate in decision making of Chinalco Capital.

At December 31, 2022, the Group owned a 14.29% equity interest in Inner Mongolia Geliugou Co., Ltd. (“Inner Mongolia Geliugou”) (內蒙古圪柳溝能源有限公司). The Group considers that it has significant influence over Inner Mongolia Geliugou even though it owns less than 20% of the voting rights, on the grounds that the Group can appoint one out of the seven directors of the Board of Directors of Inner Mongolia Geliugou, thus have the right to participate in decision making of Inner Mongolia Geliugou.

At December 31, 2022, the Group owned a 19.49% equity interest in Chalco Innovation Development Investment Co., Ltd. (“Chalco Innovation”) (中鋁創新開發投資有限公司). The Group considers that it has significant influence over Chalco Innovation even though it owns less than 20% of the voting rights, on the grounds that the Group can appoint one out of the seven directors of the Board of Directors of Chalco Innovation, thus have the right to participate in decision making of Chalco Innovation.

(b)	Consolidation of entities in which the Group holds less than a majority of voting rights

As of December 31, 2022,  the Company owned 29.10% of the total issued share capital of Yunnan Aluminum and was the largest shareholder of Yunnan Aluminum. Considering the following factors, the directors of the Company are of the view that the Company have defacto control over Yunnan Aluminum, and accordingly Yunnan Metallurgical is regarded as a defacto agent of the Company in respect of the shareholding of Yunnan Aluminum, and therefore consolidated Yunnan Aluminum in the Company’s consolidated financial statements:

(i)Yunnan Metallurgical, which is a fellow subsidiary of the Company under common control of Chinalco, is the second largest shareholder of Yunnan Aluminum with 13% of shareholding. Pursuant to the share transfer agreement between the Company and Yunnan Metallurgical, the Company will be able to nominate more than half of directors of Yunnan Aluminum. In addition, pursuant to Chinalco’s directions to the Company and Yunnan Metallurgical, the Company will have Yunnan Metallurgical’s support in exercising voting rights at the board and shareholders’ meeting. Consequently, the Company is able to have a majority voting rights at the board of Yunnan Aluminum and controls in aggregate 42.10% voting rights at the shareholders’ meeting of Yunnan Aluminum.

(ii)Other than the Company and Yunnan Metallurgical, the remaining investors of Yunan Aluminum are made up of a large number of widely dispersed, unrelated individual investors who do not have a mechanism to act collectively to veto the Company’s decisions.

4        SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (CONTINUED)

Judgements (Continued)

(b)	Consolidation of entities in which the Group holds less than a majority of voting rights (Continued)

(iii)Taking into account the large volume of inter-company transactions between the Group and Yunnan Aluminum and the similarity of industry and synergies of operation between the Group and Yunnan Aluminum, the Company has sufficient experience, ability and incentive to direct the relevant activities of Yunnan Aluminum, which expose the Group to variable returns, thus the Group have control over Yunnan Aluminum.

As of December 31, 2022, the Group owned a 40.23% equity interest in Ningxia Yinxing Energy Co., Ltd. (“Yinxing Energy”) (寧夏銀星能源股份有限公司). Since the remaining 59.77% of the equity shares in Yinxing Energy are held by a large number of individual shareholders, in opinion of the directors of the Company, the Group has control over Yinxing Energy, and Yinxing Energy continues to be included in the consolidation scope.

As of December 31, 2022, the Company owned a 40% equity interest in Guizhou Huaren New Materials Co., Ltd. (“Guizhou Huaren”)(貴州華仁新材料有限公司). In accordance with the acting-in-concert agreement signed between the Company and Qingzhen Industry Investment Co., Ltd. (“Qingzhen Industry”)(清鎮市工業投資有限公司) and Guizhou Chengqian Enterprise (Group) Co., Ltd. (“Guizhou Chengqian”) (貴州成黔企業(集團)有限公司), Qingzhen Industry and Guizhou Chengqian would exercise the shareholders’ and board of directors’ votes in concert with the Group’s voting decisions. Therefore, the directors of the Company believe that the Company has control over Guizhou Huaren and consolidated Guizhou Huaren’s financial statements.

As of December 31, 2022, the Company owned 40% of the shares of Shanxi China Aluminum China Resources Co., Ltd. (“Shanxi Zhongrun”)(山西中鋁華潤有限公司). In accordance with the acting-in-concert agreement signed between the Company and China Resources Power Engineering Services Co., Ltd. (“China Resources Power Engineering”)(華潤電力工程服務有限公司), China Resources Power Engineering would exercise the shareholders’ and board of directors’ votes in concert with the Group. Therefore, the directors of the Company believe that the Company has control over Shanxi Zhongrun and consolidated Shanxi Zhongrun.

4        SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (CONTINUED)

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group’s assumptions and estimates are based on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

(a)	Impairment assessment of property, plant and equipment

As of December 31, 2022, the Group’s net carrying amount of property, plant and equipment was RMB109,277 million. Management assesses related assets for potential impairment whenever there are indications that the carrying value of an asset or a group of assets may not be recoverable. As of December 31, 2022, management performed impairment assessment on property, plant and equipment with impairment indications at the level of cash generating unit (“CGU”) to which the property, plant and equipment was allocated using discounted cash flow model. The discounted cash flows model used for the impairment assessment of property, plant and equipment involved significant assumptions including product prices, discount rate and the fair value of certain property, plant and equipment to be disposed of. Based on the impairment test, RMB3,795 million of impairment losses were recognized by management for property, plant and equipment for the year ended December 31, 2022.

(b)	Impairment assessment of goodwill

As of December 31, 2022, the Company’s carrying value of goodwill was RMB 3,495 million. Management performed impairment assessment of goodwill on an annual basis. When performing the impairment assessment, the recoverable amount of the CGU to which the goodwill was allocated was estimated by management using discounted cash flow model, and compared with the carrying amount of the CGU to determine if goodwill was impaired. The discounted cash flow models used for the impairment assessment of goodwill involved significant assumptions including product prices, the long-term growth rate and the discount rate. Based on the impairment test, RMB 15 million of impairment losses were recognized by management for goodwill for the year ended December 31, 2022.

4        SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (CONTINUED)

Estimates and assumptions (Continued)

(c)	Property, plant and equipment and intangible assets (excluding goodwill) – estimated useful lives and residual values

The Group determines the estimated useful lives and residual values (if applicable) and consequently the related depreciation/amortization charges for its property, plant and equipment and intangible assets (excluding goodwill). These estimates are based on the historical experience, anticipated change of technology, market condition and the actual consumptions of related assets. The depreciation/amortization charge will increase when useful lives are less than previously estimated. In addition, technically obsolete or non-strategic assets that have been abandoned or sold will be written off or written down.

Actual economic lives may differ from estimated useful lives and actual residual values may differ from estimated residual values. Periodic review could result in change in useful lives and residual values and therefore change in depreciation/amortization expense in future periods.

(d)	Coal reserve estimates and units-of-production amortization for coal mining rights

Coal reserves are estimates of the quantity of ores that can be economically and legally extracted from the Group’s coal mines. The proved and probable reserves are calculated in accordance with the standards of the mine concerned. Estimates and assumptions are required with a number of factors including production techniques, production costs. Because the economic assumptions used to estimate coal reserves changes from time to time, estimates of coal reserves may change accordingly. Changes in reported reserves may affect the Group’s depreciation and amortization recognized by the unit-of-production basis.

(e)	Estimated net realizable value of inventories

In accordance with the Group’s accounting policy, the Group estimated net realizable value of inventories based on specific facts and circumstances. For different types of inventories, it requires the estimation on selling prices, costs of conversion, selling expenses and the related tax expense to calculate the net realizable amount of inventories. For inventories held for executed sales contracts, management estimates the net realizable amount based on the contracted price. For raw materials and work-in-progress, management has established a model in estimating the net realizable amount at which the inventories can be realized in the normal course of business after considering the manufacturing cycles, production capacity and forecasts, estimated future conversion costs and selling prices. Management also takes into account the price or cost fluctuations and other related matters occurring after the end of the reporting period which reflect conditions that existed at the end of the reporting period.

It is reasonably possible that if there is a significant change in circumstances including the Group’s business and the external environment, outcomes within the next financial year would be significantly affected.

4        SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (CONTINUED)

Estimates and assumptions (Continued)

(f)	Investments in joint ventures and associates – recoverable amount

In accordance with the Group’s accounting policy, each investment in a joint venture and an associate is evaluated in every reporting period to determine whether there are any indicators of impairment. If any such indicators exists, an estimate of the recoverable amount is performed and an impairment loss is recognized to the extent that the carrying amount exceeds the recoverable amount. The recoverable amount of the investment in a joint venture and an associate is measured at the higher of fair value less costs of disposal and value in use.

(g)	Determination of the lease term

The Group leased certain land use rights and property, plant and equipment from Chinalco. The lease term is determined based on the Group’s assessment if the related termination option or extension option would be reasonably exercised taking into account the use of the land and operating status. The Group will reassess the lease term if any significant events or changes in circumstances that may have impact on the exercise of such options and are under the control of the Group occurred.

(h)	Income tax

The Group estimates its income tax provision and deferred taxation in accordance with the prevailing tax rules and regulations, taking into account any special approvals obtained from the relevant tax authorities and any preferential tax treatment to which it is entitled in each location or jurisdiction in which the Group operates. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognizes liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, the differences will impact on the income tax and deferred tax provisions in the period in which the determination is made.

4        SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (CONTINUED)

Estimates and assumptions (Continued)

(h)	Income tax (Continued)

Deferred tax assets are recognized for unused tax losses and deductible temporary differences, such as the provision for impairment of receivables, inventories and property, plant and equipment and accruals of expenses not yet deductible for tax purposes, to the extent that it is probable that taxable profits will be available against which the losses deductible temporary difference can be utilized. Significant estimation is required in determining the recoverability of deferred tax assets.

In the event that future tax rules and regulations or related circumstances change, adjustments to current and deferred taxation may be necessary which would impact on the Group’s results or financial position.

(i)	Impairment of receivables

The loss allowances for receivables are based on assumptions about risk of default and expected loss rates to determine the expected loss. The Group uses judgement in making these assumptions and selecting the inputs to the impairment calculation, based on the Group’s history, existing market conditions as well as forward looking estimates at the end of each reporting period.

The Group takes into account different macroeconomic scenarios in considering forward looking information in mainland China. The Group regularly monitors and reviews the key macroeconomic assumptions and parameters related to the calculation of expected credit losses, including the risk of economic downturn, external market environment, technological environment, changes in customer conditions, gross domestic product (“GDP”) and consumer price index (“CPI”), etc. The key macroeconomic parameters are listed below:

		Scenarios
Year ended 31 December 2022	Year	Basic	Negative	Positive

Growth Rate of GDP	2023	5.04%	4.70%	6.04%
Growth Rate of CPI	2023	2.12%	1.63%	2.67%

		Scenarios
Year ended 31 December 2021	Year	Basic	Negative	Positive

Growth Rate of GDP	2022	5.30%	5.04%	5.57%
Growth Rate of CPI	2022	2.20%	2.09%	2.31%